Other Accrued Expenses - Additional Information (Details) $ in Thousands	Jan. 31, 2021 USD ($)
Payables and Accruals [Abstract]
Accrual taxes for the ramaining performance obligations combined with potential interest and penalties	$ 611
Amount added for continued obligations combined with potentila interest and penalties	$ 65